UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-04760

DWS Advisor Funds

(Exact name of registrant as specified in charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31

Date of reporting period:01/31/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2008 (Unaudited)

DWS International Select Equity Fund

	Shares	Value ($)

Common Stocks 96.1%
Australia 2.0%
Leighton Holdings Ltd. (a) (Cost $3,978,986)	103,000	4,691,295
Austria 2.4%
Erste Bank der oesterreichischen Sparkassen AG	40,400	2,197,257
Wienerberger AG	77,666	3,595,034

(Cost $7,246,794)		5,792,291
Belgium 4.4%
InBev NV	74,600	6,143,874
KBC Groep NV	33,900	4,322,652

(Cost $10,376,534)		10,466,526

Canada 2.5%
Potash Corp of Saskatchewan, Inc.	24,500	3,460,819
Shoppers Drug Mart Corp.	51,400	2,513,560

(Cost $5,624,766)		5,974,379
China 1.5%
China Infrastructure Machinery Holdings Ltd. (Cost $3,894,105)	2,462,000	3,527,859
Cyprus 1.0%
Bank of Cyprus PCL (b)	2,876	44,040
Bank of Cyprus PCL (b)	152,391	2,418,289

(Cost $2,598,946)		2,462,329
Egypt 2.6%
Orascom Construction Industries (GDR) (REG S) (Cost $5,299,774)	29,450	6,090,468
Finland 4.3%
Nokia Oyj	100,000	3,677,760
Nokian Renkaat Oyj	196,650	6,682,317

(Cost $7,632,490)		10,360,077
Germany 9.6%
Bayer AG	72,727	5,982,846
E.ON AG	26,002	4,780,375
Gerresheimer AG*	69,199	3,476,557
Linde AG	28,600	3,741,720
Siemens AG (Registered) (a)	37,100	4,807,195

(Cost $17,149,172)		22,788,693
Greece 1.6%
National Bank of Greece SA (Cost $2,501,383)	63,200	3,871,351
Hong Kong 4.7%
Esprit Holdings Ltd.	594,000	7,702,046
Wharf Holdings Ltd.	661,000	3,615,271

(Cost $10,182,983)		11,317,317
India 2.4%
Bharti Airtel Ltd.*	219,798	4,844,454
Suzlon Energy Ltd.	110,535	867,156

(Cost $6,313,188)		5,711,610
Italy 2.2%
UniCredito Italiano SpA (a) (Cost $5,406,723)	711,700	5,224,615
Japan 14.0%
Canon, Inc.	123,750	5,341,212
Japan Tobacco, Inc.	1,433	7,632,338
Komatsu Ltd.	135,000	3,258,789
Mitsubishi Corp.	150,700	3,950,029
Mitsui Fudosan Co., Ltd.	118,000	2,704,736
Nintendo Co., Ltd.	7,900	3,949,218
Suzuki Motor Corp.	220,000	5,542,259
Terumo Corp.	19,800	1,076,913

(Cost $31,703,979)		33,455,494
Kazakhstan 0.9%
KazMunaiGas Exploration Production (GDR) 144A (Cost $1,411,800)	84,600	2,208,060

Korea 1.7%
Kookmin Bank (Cost $4,283,823)	60,100	3,978,629
Mexico 1.8%
Empresas ICA SAB de CV*	254,800	1,654,194
Grupo Financiero Banorte SAB de CV "O"	610,300	2,536,224

(Cost $3,904,416)		4,190,418
Norway 1.8%
StatoilHydro ASA (Cost $4,723,431)	169,000	4,418,594
Russia 4.9%
Gazprom (ADR) (b)	77,550	3,751,193
Gazprom (ADR) (b)	19,900	957,190
Sberbank*	856,719	3,102,663
Uralkali (GDR) 144A*	119,000	3,778,250

(Cost $11,792,340)		11,589,296
Spain 7.5%
Iberdrola Renovables*	436,200	3,514,860
Iberdrola SA	383,301	5,860,278
Telefonica SA	292,762	8,572,668

(Cost $15,619,594)		17,947,806
Switzerland 9.4%
Compagnie Financiere Richemont SA "A" (Unit)	61,872	3,538,587
Lonza Group AG (Registered)	35,305	4,523,143
Nestle SA (Registered)	9,456	4,226,194
Roche Holding AG (Genusschein)	20,120	3,645,319
Xstrata PLC	84,396	6,451,821

(Cost $17,135,719)		22,385,064
United Arab Emirates 0.8%
DP World Ltd.*	408,938	396,670
Emaar Properties	448,630	1,466,470

(Cost $1,997,136)		1,863,140
United Kingdom 12.1%
3i Group PLC	301,125	5,610,776
AMEC PLC	658,927	9,037,604
BG Group PLC	173,574	3,819,774
Intertek Group PLC	153,745	2,694,655
Prudential PLC	262,588	3,391,956
Standard Chartered PLC	126,663	4,212,422

(Cost $27,939,314)		28,767,187

Total Common Stocks (Cost $208,717,396)		229,082,498
Preferred Stocks 2.6%
Germany
Porsche Automobil Holding SE (a) (Cost $4,892,856)	3,423	6,158,005
Securities Lending Collateral 7.9%
Daily Assets Fund Institutional, 4.22% (c) (d) (Cost $18,889,055)	18,889,055	18,889,055
Cash Equivalents 1.0%
Cash Management QP Trust, 4.52% (c) (Cost $2,249,426)	2,249,426	2,249,426

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $234,748,733)	107.6	256,378,984
Other Assets and Liabilities, Net	(7.6)	(18,028,719)

Net Assets	100.0	238,350,265

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. The value of all securities loaned at January 31, 2008 amounted to $18,047,555 which is 7.6% of net assets.
(b)	Securities with the same description are the same corporate entity but trade on different stock exchanges.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
GDR: Global Depositary Receipt

At January 31, 2008, the DWS International Select Equity Fund had the following sector diversification:

Sector	Market Value ($)	As a % of Common and Preferred Stocks
Financials	48,697,351	20.8%
Industrials	44,570,948	18.9%
Consumer Discretionary	29,623,214	12.6%
Materials	23,415,456	10.0%
Consumer Staples	20,515,966	8.7%
Energy	15,154,811	6.4%
Utilities	14,155,513	6.0%
Telecommunication Services	13,417,122	5.7%
Information Technology	12,968,190	5.5%
Health Care	12,721,932	5.4%
Total	235,240,503	100.0%

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS International Select Equity Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS International Select Equity Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 17, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	March 17, 2008